Supplement dated August 4, 2017, to the following Prospectus:

American Beacon Garcia Hamilton Quality Bond Fund
 Prospectus dated February 28, 2017

I.	In the "About Your Investment - Purchase and Redemption of Shares – Purchases by Wire" section, the table is deleted and replaced with the following:

Share Class	Minimum Initial Investment Amount	Minimum Subsequent Investment Amount
Investor	$ 2,500	$250
Y	$100,000	None
Institutional	$250,000	None

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE